SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	17. SUBSEQUENT EVENTS No subsequent events noted other than already disclosed in Note 9 above.